Capital management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Capital commitments	€ 0	€ 0
EBITDA margin ratio	3.77%	25.84%
EBITDA	€ 3,600,000	€ 15,300,000
Interest coverage	17.78	16.20